Short-Term Bank Loans - Summary of Short-Term Bank Loans (Parenthetical) (Detail) - Short-term bank loans [member]	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [Line Items]
Bonds, bearing interest rate	1.85%
Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds, bearing interest rate		2.15%
Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds, bearing interest rate		3.92%